Exploration and Evaluation assets (Tables)	12 Months Ended
Apr. 30, 2026
Goanna Resources Sapi De Cv [Member]
Disclosure of Exploration and Expenditure Assets [Line Items]
Disclosure of detailed information about costs related to properties [Table Text Block]
	Panuco - district[3]	Panuco Central & East	Santa Fe	La Garra	San Enrique[2]	Total
Cost
	$	$	$	$	$	$
As at April 30, 2024	150,922	-	-	-	1,011	151,933
Additions	18,950	-	13	13,592	403	32,958
Effect of change in exchange rate	(9,613)	-	-	(306)	(103)	(10,022)
As at April 30, 2025	160,259	-	13	13,286	1,311	174,869
Additions	45,072	93	-	255	189	45,609
Transfers[1]	(45,719)	14,564	10,780	-	20,375	-
Effect of change in exchange rate	22,069	5	-	1,646	10	23,730
As at April 30, 2026	181,681	14,662	10,793	15,187	21,885	244,208